                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: McDonald Investment Inc.
Address: 800 Superior Avenue
         Cleveland, Ohio 44114

Form 13F File Number: 28-04569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Russell Gordon
Title: Compliance Officer
Phone: 216 443-2300

Signature, Place, and Date of Signing:

Russell Gordon         Cleveland, Ohio            2/6/01
--------------------   ------------------------   --------------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

       28-04569              McDonald Investments, Inc.
    ------------             --------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                          ---------------
Form 13F Information Table Entry Total:      177
                                          ---------------
Form 13F Information Table Value Total:   $106,274,717
                                          ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                     SEC 13F REPORT                                          REPORT DATE: 01/02/01
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0001

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               006848105    ADELPHIA COMMUNICATIONS CORP                       4,000.00               206,500.00
               00949P108    AIRTRAN HOLDINGS INC                              12,500.00                90,625.00
               020002101    THE ALLSTATE CORPORATION                          10,000.00               435,630.00
               02146C104    ALTERRA HEALTHCARE CORPORATION                    92,537.00                92,537.00
               02364J104    AMERICA ONLINE INC DEL                             9,920.00               345,216.00
               026351106    AMERICAN GENERAL CORPORATION                       4,050.00               330,075.00
               026874107    AMERICAN INTERNATIONAL                             8,752.00               862,623.36
               031162100    AMGEN INC                                          7,800.00               498,716.40
               049513104    ATMEL CORPORATION                                 18,400.00               213,900.00
               054937107    BB & T CORP                                        7,200.00               268,653.60
               055622104    BP AMOCO PLC ADS                                   4,500.00               215,437.50
               064057102    BANK OF NEW YORK COMPANY INC                       6,800.00               375,278.40
               06423A103    BANK ONE CORPORATION                              31,387.00             1,149,548.87
               06652B103    BANK UNITED FINANCIAL CORP                        40,200.00               341,700.00
               090613100    BIOMET INC                                         6,075.00               241,104.60
               096231105    BLUEGREEN CORPORATION                            134,500.00               210,223.50
               097023105    BOEING CO                                          4,400.00               290,400.00
               109473108    BRIGHTPOINT INC                                   98,800.00               345,800.00
               110122108    BRISTOL MYERS SQUIBB CO                            6,000.00               443,628.00
               111620100    BROADWING INCORPORATED                            16,200.00               369,570.60
               122014103    BURLINGTON RESOURCES INC                          24,000.00             1,212,000.00
               124269101    BUY.COM INC                                       14,072.00                 9,231.23
               125609990    CJF HOLDINGS INC                                  93,284.00                      .00
               126419100    CTC COMMUNICATIONS GROUP INC                      51,300.00               237,262.50
               12686C109    CABLEVISION SYSTEMS CORP                           7,000.00               594,566.00
               132618109    CAMCO FINANCIAL CORP                              23,716.00               228,266.50
               139793103    CAPITAL BANK CORP                                 10,305.00                85,294.48
               141907998    CARDIONET INC SER B PFD                           20,408.00                29,999.76
               149123101    CATERPILLAR INC                                    5,200.00               246,027.60
               150925105    CELLSTAR CORP                                     33,558.00                49,407.00
               151895109    CENTERPOINT PROPERTIES TRUST                       4,500.00               212,625.00
               15745J205    CHAI NA TA NEW                                    83,789.00                15,919.91
               161133103    CHARMING SHOPPES INC                              60,000.00               360,000.00
               171605207    CHYRON CORP NEW                                  128,000.00               160,000.00
               171779101    CIENA CORPORATION                                  3,400.00               276,250.00
               172062101    CINCINNATI FINANCIAL CORP                         15,000.00               593,445.00
               172474108    CINERGY CORP                                       8,105.00               284,688.12
               17275R102    CISCO SYSTEMS INC                                 41,300.00             1,579,725.00
               172967101    CITIGROUP INC                                      5,499.00               280,795.43
               190441105    THE COASTAL CORPORATION                            3,000.00               264,939.00
               19764R106    COLUMBIA FINANCIAL OF                             18,247.00               142,554.68
               200300101    COMCAST CORP CLASS A                              14,700.00               607,301.10
               200300200    COMCAST CORP CLASS A SPECIAL                       5,000.00               208,750.00


                                                                          Page 1


               200340107    COMERICA INC                                      13,000.00               771,875.00
               207374992    CONLEY CANITANO & ASSOCIATES                      27,010.00                      .00
               208464107    CONSECO INC                                       70,000.00               923,160.00
               21247M993    CONVERGENT CAPITAL MANAGEMENT                    300,000.00                      .00
               212485106    CONVERGYS CORPORATION                             16,200.00               734,070.60
               219350105    CORNING INC                                        5,100.00               269,346.30
               22025Y100    CORRECTIONS CORP AMERICA                          44,000.00                15,136.00
               262504103    DSET CORPORATION                                  13,155.00                40,648.95


                                                     SEC 13F REPORT                                          REPORT DATE: 01/02/01
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0002

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               264411505    DUKE-WEEKS REALTY CORP                            14,400.00               354,600.00
               26841Y103    E DIGITAL CORPORATION                             35,050.00                59,164.40
               268648102    EMC CORP MASSACHUSETTS                             4,900.00               325,850.00
               269803102    EAGLE PICHER INDUSTRIES INC                       20,071.00                      .00
               27887E100    ECOLLEGE.COM                                      50,916.00                      .00
               291525103    EMMIS COMMUNICATIONS CORP                         17,600.00               504,908.80
               291575108    EMONS TRANSPORATION GROUP INC                     20,477.00                32,609.62
               293561106    ENRON CORP                                         6,000.00               498,750.00
               294348107    EPRESENCE INC                                     36,000.00               156,384.00
               294821400    LM ERICSSON TELEPHONE CO                          15,200.00               170,057.60
               30049R100    EVOLVING SYSTEMS INCORPORATED                    102,300.00               220,558.80
               30231G102    EXXON MOBIL CORP                                   2,535.00               220,387.83
               304231301    FAIRFIELD COMMUNITY INC                           27,000.00               379,701.00
               307668103    FARM FISH INC                                     26,751.00                19,227.28
               313400301    FEDERAL HOME LOAN MORTGAGE                        13,400.00               922,925.00
               313586109    FEDERAL NATIONAL MORTGAGE                          2,800.00               242,900.00
               316773100    FIFTH THIRD BANCORP OHIO                         193,476.00            11,560,191.00
               317923100    FINISH LINE CLASS A                               40,000.00               236,240.00
               32054R108    FIRST INDIANA CORP                               150,227.00             3,530,334.50
               33582U100    FIRST NIAGARA FINANCIAL GROUP                     14,845.00               160,518.98
               337915102    FIRSTMERIT CORP                                   20,894.00               558,580.19
               337932107    FIRST ENERGY CORP                                 50,000.00             1,578,150.00
               33832H107    FLAG FINANCIAL CORP                               20,852.00               111,099.45
               344155106    FOCAL COMMUNICATIONS INC                          18,200.00               127,400.00
               35921W101    FRONTSTEP, INC.                                   11,485.00                39,508.40
               36318D102    GALAXY ONLINE INC                                 57,405.00                11,825.43
               369332101    GENERAL CHEMICAL GRP                              50,000.00                46,900.00
               369604103    GENERAL ELECTRIC CO                               25,320.00             1,213,790.16
               37184G104    GENESIS WORLDWIDE INC                             80,367.00                11,251.38
               37929C103    GLIATECH INC                                      10,810.00                43,921.03
               396900102    GREENWELL RESOURCES CORP                          20,000.00                      .00
               401698105    GUIDANT CORPORATION                               18,300.00               951,449.05
               406369108    HALSEY DRUG INC                                   90,000.00                63,000.00
               412822108    HARLEY-DAVIDSON INC                               17,600.00               699,600.00
               414549105    HARRIS INTERACTIVE INC                            48,500.00               178,868.00


                                                                          Page 2


               420200107    HAWKINS CHEMICAL                                  10,500.00                87,937.50
               421924101    HEALTHSOUTH CORP                                  12,900.00               210,437.70
               436926109    HOME FEDERAL BANCORP INDIANA                      11,599.00               175,434.87
               436939995    HOMELOAN.COM INC                                  30,150.00                      .00
               45768F103    INNES STREET FINANCIAL CORP                       19,802.00               223,386.36
               45768G994    INNIO.COM INC CONVERTIBLE NOTE                    50,000.00                50,000.00
               458109998    INTEGRATED BIOTECHNOLOGY CORP                    100,000.00                      .00
               458140100    INTEL CORP                                        15,400.00               462,970.20
               459200101    INTERNATIONAL BUSINESS                             2,400.00               204,000.00
               46062W107    INTERPORE INTERNATIONAL                           13,975.00                50,659.37
               460993207    INTL TECHNEGROUP INCORPORATED                     10,780.00                40,000.26
               478160104    JOHNSON & JOHNSON                                 12,333.00             1,295,741.97
               492386107    KERR MCGEE CORP                                    5,000.00               334,690.00
               493267108    KEYCORP                                           43,600.00             1,220,800.00
               501044101    KROGER CO                                         36,999.00             1,001,303.93
               50181P100    LCNB CORPORATION                                   8,181.00               274,063.50


                                                     SEC 13F REPORT                                          REPORT DATE: 01/02/01
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0003

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               505893107    LAFAYETTE BANCORPORATION                         107,721.00             1,400,373.00
               50730K503    LAIDLAW INC NEW                                   16,000.00                 1,168.00
               532457108    LILLY ELI & CO                                    32,871.00             3,059,073.85
               532879103    LINCOLN BANCORP IND                               70,600.00               900,150.00
               534187109    LINCOLN NATIONAL CORP INDIANA                      8,000.00               378,504.00
               539553107    LOCAL FINANCIAL CORPORATION                       20,000.00               262,500.00
               540424108    LOEWS CORP                                         3,500.00               362,470.50
               552721102    MFRI INC                                          13,342.00                30,419.76
               556466100    MADE-TO-MANAGE SYSTEMS INC                        77,120.00               152,753.50
               561240201    MALLON RESOURCES CORP NEW                         89,500.00               648,875.00
               566902409    MARGATE INDUSTRIES INC NEW                        11,834.00                29,585.00
               568459101    MARINER POST ACCUTE NETWORK                       85,805.00                 3,689.61
               573284106    MARTIN MARIETTA MATERIALS INC                     10,000.00               423,000.00
               57772K101    MAXIM INTEGRATED PRODUCTS INC                      5,300.00               253,408.90
               585055106    MEDTRONIC INC                                    200,034.00            12,077,052.74
               589331107    MERCK & COMPANY INC                                6,300.00               589,837.50
               591097100    METAL MANAGEMENT INC                              37,709.00                      .00
               628778102    NBT BANCORP INC                                   12,188.00               178,249.50
               629799990    NAKORNTHAI STRIP MILL PUBLIC                   3,667,750.00                      .00
               631103108    THE NASDAQ STOCK MARKET INC                       31,500.00               441,000.00
               635405103    NATIONAL CITY CORP                                15,461.00               444,503.75
               638612101    NATIONWIDE FINANCIAL SERVICES                      7,500.00               356,250.00
               65473P105    NISOURCE INC                                      83,196.00             2,558,277.00
               665859104    NORTHERN TRUST CORP                                2,700.00               220,220.10
               677240103    OHIO CASUALTY CORP                                44,245.00               428,734.05
               677399990    OHIO LEGACY CORP                                  27,750.00                      .00
               679833103    OLD KENT FINANCIAL CORP                           53,749.00             2,351,518.75


                                                                          Page 3


               680033107    OLD NATIONAL BANCORP                              30,146.00               902,510.94
               691471106    OXFORD HEALTH PLANS                                8,000.00               316,000.00
               693475105    PNC BANK CORP                                     39,500.00             2,885,988.50
               69361E107    PSC INC                                           35,000.00                26,250.00
               69371Y101    PAC-WEST TELECOMM INC                             11,500.00                39,537.00
               70336N107    PATRIOT SCIENTIFIC CORP                          100,000.00                51,000.00
               712289107    PEOPLES SAVINGS BANK TROY OHIO                    15,518.00                53,343.12
               712308105    PEOPLES SIDNEY FINANCIAL CORP                     11,818.00                93,066.75
               717081103    PFIZER INC                                        27,013.00             1,242,598.00
               719153108    PHOENIX TECHNOLOGIES LTD                          42,142.00               568,242.72
               723454104    PINNACLE DATA SYSTEMS INC                         60,000.00               232,500.00
               740474309    PREMIER CONCEPTS INC CL A                         11,062.00                11,062.00
               74264T102    PRIORITY HEALTHCARE                               20,400.00               832,585.20
               74264T201    PRIORITY HEALTHCARE CLASS A                       11,646.00               337,734.00
               742718109    PROCTER & GAMBLE CO                                8,656.00               678,959.32
               743866105    PROVIDENT FINANCIAL GROUP INC                     68,728.00             2,577,300.00
               747556991    QUALITY DATA MANAGEMENT INC                       16,000.00                80,000.00
               74756P105    QUALITY DINING INC                                49,200.00               101,499.60
               750917106    RAMBUS INC                                         6,300.00               227,587.50
               75281A109    RANGE RESOURCES CORP                              25,000.00               171,875.00
               78387G103    SBC COMMUNICATIONS INC                             9,721.00               464,177.75
               803111103    SARA LEE CORP                                    190,759.00             4,685,613.31
               806605101    SCHERING PLOUGH CORPORATION                       13,346.00               757,385.50
               806857108    SCHLUMBERGER LIMITED                               5,600.00               447,652.80


                                                     SEC 13F REPORT                                          REPORT DATE: 01/02/01
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0004

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               828806109    SIMON PROPERTY GROUP INC                          18,600.00               446,400.00
               842626103    SOUTHERN COMMUNITY BANCSHARES                     12,776.00               111,904.98
               855244109    STARBUCKS CORPORATION                             16,000.00               708,000.00
               858119100    STEEL DYNAMICS INC                                16,000.00               176,000.00
               858147101    STEEL TECHNOLOGIES INC                            13,121.00                67,179.52
               879433100    TELEPHONE & DATA SYSTEMS INC                      61,350.00             5,521,500.00
               887315109    TIME WARNER INC                                   18,900.00               987,336.00
               88823T106    TIREX CORPORATION                                 30,000.00                 2,850.00
               89151P104    2THEMART.COM                                      12,000.00                   168.00
               899729107    TUNDRA GOLD MINES LIMITED                         20,400.00                      .00
               902973106    US BANCORP NEW                                    16,200.00                      .00
               90331S109    US LEC CORPORATION CLASS A                       293,404.00             1,398,592.78
               904832102    UNION ACCEPTANCE CORP A                           12,000.00                51,000.00
               923351100    VERAMARK TECHNOLOGIES INC                         18,900.00                11,812.50
               925464109    VESTAUR SECURITIES INC                            26,000.00               333,138.00
               925524100    VIACOM INC CLASS A COMMON                         19,300.00               907,100.00
               928467307    VITAFORT INTERNATIONAL CORP                       50,000.00                 1,650.00
               928615103    VOICESTREAM WIRELESS CORP                          2,000.00               201,250.00
               938862109    WASHINGTON GROUP INTERNATIONAL                    31,000.00               253,828.00


                                                                          Page 4


               939322103    WASHINGTON MUTUAL INC                              6,000.00               318,378.00
               969457100    THE WILLIAMS COMPANIES                             6,000.00               239,628.00
               972463103    WILSON'S LEATHER EXPERTS                          19,171.00               231,250.18
               976446104    WINTON FINANCIAL CORPORATION                      32,000.00               336,000.00
               Q8846V104    TAP OIL NL FOREIGN AUD                            20,000.00                11,180.00


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